Financial Instruments (Details 1) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Monetary assets	$ 2,948	$ 4,359
Canada [Member]
IfrsStatementLineItems [Line Items]
Monetary assets	303	334
Monetary liabilities	868	1,223
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Monetary assets	7,048	4,421
Monetary liabilities	$ 13,061	$ 4,082